Offerings - Offering: 1	Sep. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of EUSHI Finance, Inc.
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300.00
Offering Note	As set forth on Exhibit 107 to the Registration Statement on Form F-3 filed on this date by EUSHI Finance, Inc. and Emera US Holdings Inc., EUSHI Finance, Inc., as issuer, has registered the offer and sale of debt securities with a maximum aggregate offering price of $3,000,000,000 and has paid a registration fee of $459,300.00 in connection therewith. No separate consideration will be received for the Guarantees of Debt Securities of EUSHI Finance, Inc.being registered hereby. As a result, in accordance with Rule 457(n) under the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees and no registration fee is payable in connection with this Form F-10.